NON-WHOLLY OWNED SUBSIDIARIES (Tables)	12 Months Ended
Dec. 31, 2020
Interests In Other Entities [Abstract]
Summarized accounts for non-wholly owned subsidiaries
The following tables present summarized accounts for non-wholly owned subsidiaries on the Consolidated Statement of Financial Position:

	As of December 31, 2020
US$ MILLIONS	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Non-Controlling Interest	Equity in Net Assets Attributable to the partnership
U.K. regulated distribution operation	$181	$5,264	$333	$3,241	$367	$1,504
Brazilian regulated gas transmission operation	405	3,494	203	2,772	783	141
Total	$586	$8,758	$536	$6,013	$1,150	$1,645

	As of December 31, 2019
US$ MILLIONS	Current Assets	Non-Current Assets	Current Liabilities	Non-Current Liabilities	Non-Controlling Interest in Affiliates	Equity in Net Assets Attributable to the partnership
U.K. regulated distribution operation	$159	$4,653	$294	$2,888	$318	$1,312
Brazilian regulated gas transmission operation	435	4,606	199	3,195	1,305	342
Total	$594	$9,259	$493	$6,083	$1,623	$1,654

The following tables present summarized accounts for non-wholly owned subsidiaries on the Consolidated Statement of Operating Results:

	Year ended December 31, 2020
		Attributable to non-controlling interest		Attributable to the partnership
US$ MILLIONS	Revenue	Net Income	Other Comprehensive Income	Net Income	Other Comprehensive Income (loss)
U.K. regulated distribution operation	$488	$11	$42	$46	$167
Brazilian regulated gas transmission operation	942	309	(399)	116	(152)
Total	$1,430	$320	$(357)	$162	$15

	Year ended December 31, 2019
		Attributable to non-controlling interest		Attributable to the partnership
US$ MILLIONS	Revenue	Net Income	Other Comprehensive Income (loss)	Net Income	Other Comprehensive Income (loss)
U.K. regulated distribution operation	$478	$24	$71	$103	$278
Brazilian regulated gas transmission operation	1,141	349	(83)	132	(33)
Total	$1,619	$373	$(12)	$235	$245

	Year ended December 31, 2018
		Attributable to non-controlling interest		Attributable to the partnership
US$ MILLIONS	Revenue	Net Income	Other Comprehensive Income (loss)	Net Income	Other Comprehensive Income (loss)
U.K. regulated distribution operation	$449	$22	$19	$99	$86
Brazilian regulated gas transmission operation	1,112	357	(469)	139	(190)
Total	$1,561	$379	$(450)	$238	$(104)
The following tables present summarized accounts for non-wholly owned subsidiaries on the Consolidated Statement of Cash Flows:

	Cash Flow Activities
	Year ended December 31, 2020			Year ended December 31, 2019
US$ MILLIONS	Operating	Investing	Financing	Operating	Investing	Financing
U.K. regulated distribution operation	$241	$(372)	$133	$271	$(416)	$147
Brazilian regulated gas transmission operation	634	(34)	(588)	839	(21)	(702)
Total	$875	$(406)	$(455)	$1,110	$(437)	$(555)

	Cash Flow Activities
	Year ended December 31, 2018
US$ MILLIONS	Operating	Investing	Financing
U.K. regulated distribution operation	$226	$(413)	$179
Brazilian regulated gas transmission operation	868	(26)	(792)
Total	$1,094	$(439)	$(613)